Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 12
Prospectus Date	rr_ProspectusDate	May 26, 2016
Supplement [Text Block]	pip121_SupplementTextBlock

Prudential Investment Portfolios 12
Prudential QMA Long-Short Equity Fund (the “Fund”)

Supplement dated June 10, 2016 to the Currently Effective Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)

Effective as of July 1, 2016, the Fund’s existing contractual cap on Fund expenses, the Fund’s contractual management fee rate and the Fund’s subadvisory fee rate will be lowered. To reflect these changes, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective as of July 1, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z
Management fees	1.15%	1.15%	1.15%
+ Distribution and service (12b-1) fees	0.30%	1.00%	None
+ Other expenses	0.30%	0.30%	0.30%
+ Dividend and interest expenses on short sales	0.69%	0.69%	0.69%
= Total annual Fund operating expenses	2.44%	3.14%	2.14%
– Fee waiver and/or expense reimbursement	(0.25)%	(0.20)%	(0.20)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	2.19%	2.94%	1.94%
(1)	The manager of the Fund has contractually agreed through July 31, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes, brokerage, dividend and interest expenses related to short sales, extraordinary and certain other expenses) of each class of shares of the Fund to 1.25% of the Fund’s average daily net assets. This expense cap may not be terminated prior to July 31, 2017 without the prior approval of the Fund’s Board of Trustees. Separately, the distributor of the Fund has contractually agreed through July 31, 2017 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to July 31, 2017 without the prior approval of the Fund’s Board of Trustees.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$760	$1,246	$1,758	$3,156	$760	$1,246	$1,758	$3,156
Class C	$397	$950	$1,627	$3,434	$297	$950	$1,627	$3,434
Class Z	$197	$651	$1,131	$2,457	$197	$651	$1,131	$2,457

Prudential QMA Long-Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pip121_SupplementTextBlock

Prudential Investment Portfolios 12
Prudential QMA Long-Short Equity Fund (the “Fund”)

Supplement dated June 10, 2016 to the Currently Effective Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”)

Effective as of July 1, 2016, the Fund’s existing contractual cap on Fund expenses, the Fund’s contractual management fee rate and the Fund’s subadvisory fee rate will be lowered. To reflect these changes, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows, effective as of July 1, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses, the “Annual Fund Operating Expenses” table is deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Z
Management fees	1.15%	1.15%	1.15%
+ Distribution and service (12b-1) fees	0.30%	1.00%	None
+ Other expenses	0.30%	0.30%	0.30%
+ Dividend and interest expenses on short sales	0.69%	0.69%	0.69%
= Total annual Fund operating expenses	2.44%	3.14%	2.14%
– Fee waiver and/or expense reimbursement	(0.25)%	(0.20)%	(0.20)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	2.19%	2.94%	1.94%
(1)	The manager of the Fund has contractually agreed through July 31, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes, brokerage, dividend and interest expenses related to short sales, extraordinary and certain other expenses) of each class of shares of the Fund to 1.25% of the Fund’s average daily net assets. This expense cap may not be terminated prior to July 31, 2017 without the prior approval of the Fund’s Board of Trustees. Separately, the distributor of the Fund has contractually agreed through July 31, 2017 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to July 31, 2017 without the prior approval of the Fund’s Board of Trustees.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary — Fund Fees and Expenses — Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$760	$1,246	$1,758	$3,156	$760	$1,246	$1,758	$3,156
Class C	$397	$950	$1,627	$3,434	$297	$950	$1,627	$3,434
Class Z	$197	$651	$1,131	$2,457	$197	$651	$1,131	$2,457

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential QMA Long-Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Dividend and interest expenses on short sales	rr_Component1OtherExpensesOverAssets	0.69%
+ Other expenses	rr_OtherExpensesOverAssets	0.30%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.44%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.19%	[1]
1 Year	rr_ExpenseExampleYear01	$ 760
3 Years	rr_ExpenseExampleYear03	1,246
5 Years	rr_ExpenseExampleYear05	1,758
10 Years	rr_ExpenseExampleYear10	3,156
1 Year	rr_ExpenseExampleNoRedemptionYear01	760
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,246
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,758
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,156
Prudential QMA Long-Short Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Dividend and interest expenses on short sales	rr_Component1OtherExpensesOverAssets	0.69%
+ Other expenses	rr_OtherExpensesOverAssets	0.30%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.14%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.94%	[1]
1 Year	rr_ExpenseExampleYear01	$ 397
3 Years	rr_ExpenseExampleYear03	950
5 Years	rr_ExpenseExampleYear05	1,627
10 Years	rr_ExpenseExampleYear10	3,434
1 Year	rr_ExpenseExampleNoRedemptionYear01	297
3 Years	rr_ExpenseExampleNoRedemptionYear03	950
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,627
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,434
Prudential QMA Long-Short Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	1.15%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Dividend and interest expenses on short sales	rr_Component1OtherExpensesOverAssets	0.69%
+ Other expenses	rr_OtherExpensesOverAssets	0.30%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.14%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.94%	[1]
1 Year	rr_ExpenseExampleYear01	$ 197
3 Years	rr_ExpenseExampleYear03	651
5 Years	rr_ExpenseExampleYear05	1,131
10 Years	rr_ExpenseExampleYear10	2,457
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	651
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,131
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,457

[1]	The manager of the Fund has contractually agreed through July 31, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes, brokerage, dividend and interest expenses related to short sales, extraordinary and certain other expenses) of each class of shares of the Fund to 1.25% of the Fund's average daily net assets. This expense cap may not be terminated prior to July 31, 2017 without the prior approval of the Fund's Board of Trustees. Separately, the distributor of the Fund has contractually agreed through July 31, 2017 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to July 31, 2017 without the prior approval of the Fund's Board of Trustees.